SCHEDULE OF INTEREST EXPENSE DEBT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Stated interest accrual	$ 9,909	$ 251,857
Debt discount amortization		945,969
Total	$ 9,909	$ 1,197,826